Provisions	12 Months Ended
Dec. 31, 2017
Disclosure Of Other Provisions [Abstract]
Provisions
21.	PROVISIONS
a)	The breakdown of provisions as of December 31, 2017 and 2016 is as follows:

	Balance as of
	12-31-2017		12-31-2016
Provisions	Current	Non-current	Current	Non-current
	ThCh$	ThCh$	ThCh$	ThCh$
Provision for legal proceedings	3,497,786	-	4,694,579	-
Decommissioning or restoration (*)	-	63,992,567	-	57,325,915
Other provisions	1,798,849	-	1,798,849	-
Total	5,296,635	63,992,567	6,493,428	57,325,915

(*) See Note 3.a.

Provision for legal proceedings mainly consist of the contingencies related to the lawsuits on administrative sanctions.

The ultimate timing and amount of the cash outflows related to the above provisions depends on the final resolution of the provisioned matters. For example, in the specific case of the legal proceedings it depends on the final resolution of the related legal claim. The Administration considers that the provisions recognized in the financial statements adequately cover the corresponding risks.

b)	Changes in provisions for the years ended December 31, 2017, and 2016 are as follows:

Changes in Provisions	Legal Proceedings	Decommissioning and Restoration	Other Provisions	Total
	ThCh$	ThCh$	ThCh$	ThCh$
Opening balance as of January 1, 2017	4,694,579	57,325,915	1,798,849	63,819,343
Changes in Provisions
Increase (decrease) in existing provisions	309,749	4,340,858	-	4,650,607
Provisions used	(495,166)	-	-	(495,166)
Reversal of Not Used Provision (*)	(1,016,300)	-	-	(1,016,300)
Increase for adjustment to value of money over time	-	2,325,794	-	2,325,794
Foreign currency translation	4,924	-	-	4,924
Total changes in provisions	(1,196,793)	6,666,652	-	5,469,859
Closing Balance as of December 31, 2017	3,497,786	63,992,567	1,798,849	69,289,202

Changes in Provisions	Legal Proceedings	Decommissioning and Restoration	Other Provisions	Total
	ThCh$	ThCh$	ThCh$	ThCh$
Opening balance as of January 1, 2016	9,798,765	50,702,975	5,818,849	66,320,589
Changes in Provisions
Increase (decrease) in existing provisions	908,447	4,091,238	-	4,999,685
Provisions used	(4,948,437)	-	(4,020,000)	(8,968,437)
Reversal of Not Used Provision (*)	(1,074,333)	-	-	(1,074,333)
Increase for adjustment to value of money over time	-	2,531,702	-	2,531,702
Foreign currency translation	10,137	-	-	10,137
Total changes in provisions	(5,104,186)	6,622,940	(4,020,000)	(2,501,246)
Closing Balance as of December 31, 2016	4,694,579	57,325,915	1,798,849	63,819,343

(*) Corresponds to reversals of provisions for Litigation